Equity (Details) - USD ($)								3 Months Ended	6 Months Ended		12 Months Ended
		Oct. 01, 2024	Aug. 13, 2024	May 07, 2024	Apr. 02, 2024	Jun. 01, 2022	Apr. 15, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 25, 2024	May 23, 2024	Mar. 31, 2024	Nov. 15, 2023	Apr. 11, 2023	Mar. 31, 2023	Dec. 31, 2021
Equity [Line Items]
Common stock, shares authorized	[1]							100,000,000	100,000,000		100,000,000	100,000,000
Common stock par value per share (in Dollars per share)	[1]							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized								1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock per share (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Shares to issue				150,000
Raising net proceeds (in Dollars)							$ 394,000					$ 394,000
Shares outstanding						8,908,991											1,033,333
Equity interest						100.00%
Shares issued	[1]							26,456,764	26,456,764		22,272,478	22,272,478
Related party, description									(i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi (Jonathan) Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 16,000 and 25,000 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore		(i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi, Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of Natures Miracle with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); (iii) 10,000 shares to Charles Jourdan Hausman in connection with his appointment as a board member with Nature’s Miracle and (iv) 100,000 shares to Darin Carpenter in connection with an employment agreement with Nature’s Miracle.
Shares value (in Dollars)											$ 2,350,000
Number of share rate											10.00%
Incentive plan											5.00%
Price per share (in Dollars per share)														$ 1
Shares value (in Dollars)									$ 1,000,000
Shares awarded									100,000
Expenses (in Dollars)			$ 8,000						$ 660,000
Compensation expenses (in Dollars)								$ 195,908	367,805
Fair value of shares (in Dollars)					$ 143,000			$ 178,000	$ 178,000
Fair value per share (in Dollars per share)					$ 0.95			$ 0.89	$ 0.89
Cash payment (in Dollars)					$ 14,000				$ 266,925	$ 533,929	$ 438,932	$ 395,000
Warrants outstanding								3,625,750	3,625,750
Exercise price per share (in Dollars per share)								$ 9.2	$ 9.2
Sale price of ordinary share (in Dollars per share)									$ 18
Trading days									20
Threshold consecutive trading days for redemption of warrants									30
Redemption period									30 days
Consummation of business									90
Market value rate									115.00%
Trigger price (in Dollars per share)								$ 18	$ 18
Issued price rate								180.00%	180.00%
Warrant [Member]
Equity [Line Items]
Warrants outstanding								3,625,750	3,625,750
Ordinary price per share (in Dollars per share)								$ 11.5	$ 11.5
Exercise price per share (in Dollars per share)								$ 0.01	$ 0.01				$ 0.24
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding								3,450,000	3,450,000
Private Warrants [Member]
Equity [Line Items]
Warrants outstanding								175,750	175,750
Incentive Plan 2024 [Member]
Equity [Line Items]
Number of share rate									10.00%
Incentive plan									5.00%
Compensation expenses (in Dollars)									$ 1,100,000
Common Stock [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)											$ 0.0001
Shares to issue	[2]											6,904,468
Shares outstanding	[2]							26,456,764	26,456,764	22,272,478	22,272,478	22,272,478			26,306,764			22,272,478	8,908,991
Shares issued	[2]											6,459,019
Common stock share vested					75,000
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized											10,000,000
Preferred stock per share (in Dollars per share)											$ 0.0001
Business Combination [Member]
Equity [Line Items]
Ordinary price per share (in Dollars per share)								$ 9.2	$ 9.2
MZHCI LLC [Member]
Equity [Line Items]
Shares to issue					150,000
Visiontech [Member]
Equity [Line Items]
Equity interest						100.00%			60.00%
James [Member]
Equity [Line Items]
Shares issued											50,000
Zhiyi Zhang [Member]
Equity [Line Items]
Shares issued											50,000
George Yutuc [Member]
Equity [Line Items]
Vest over time shares									100,000
Kirk Collins [Member]
Equity [Line Items]
Vest over time shares									50,000
Amber Wang [Member]
Equity [Line Items]
Vest over time shares									50,000
Director [Member] | Charles Hausman [Member]
Equity [Line Items]
Shares issued											10,000
Chief Operating Officer [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued											100,000
Preferred Stock [Member]
Equity [Line Items]
Capital stock								110,000,000	110,000,000		110,000,000
Preferred stock shares authorized								10,000,000	10,000,000
Preferred stock per share (in Dollars per share)								$ 0.0001	$ 0.0001
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized								100,000,000	100,000,000		100,000,000
Common stock par value per share (in Dollars per share)								$ 0.0001	$ 0.0001				$ 0.0001
Shares to issue							6,904,468
Shares outstanding								26,306,764	26,306,764
Shares issued						6,459,019
Shares issued											235,000
Shares issued						6,844,000
Price per share (in Dollars per share)								$ 10	$ 10
Common Stock [Member] | Letter Agreement [Member]
Equity [Line Items]
Shares issued																125,000
Forecast [Member]
Equity [Line Items]
Fair value per share (in Dollars per share)					$ 0.95
Common stock share vested		75,000

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024
[2]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024